Redeemable Non-controlling Interest of a Subsidiary	12 Months Ended
Dec. 31, 2017
Redeemable Non-controlling Interest of a Subsidiary

12. Redeemable Non-controlling Interest of a Subsidiary

In December 2016, Beijing Sequoia Mingde Equity Investment Center (Limited Partnership), or Sequoia Mingde, an affiliate of Sequoia Capital China, acquired 8% of the equity interest of Gopher International Limited (“New Gopher”), a newly established subsidiary of the Company, at purchase price of RMB336 million, with a precondition that all unrestricted asset management business should be transferred from Gopher Asset Management Co., Ltd (“Old Gopher”) to the New Gopher (the “business restructure”). In addition, Sequoia Mingde provided RMB 12 million no-interest bearing loan to the Old Gopher, and has the right to convert the loan to no less than 8% of equity interests of Old Gopher before finalization of the business restructure. The total investment, including the loan, is redeemable by Sequoia Mingde at a price equal to the initial investment plus a compound annual interest rate of 8% if the business restructure fails. Given the existence of such redemption right, the equity investment was recorded as redeemable non-controlling interest classified as mezzanine equity outside of stockholders’ equity in the consolidated balance sheets. No accretion to the redemption value is provided as of December 31, 2016 as the Company considers the redemption is not probable based on the current status of the business restructure. The loan is recorded within other current liabilities in the consolidated balance sheets. No embedded feature is required to be bifurcated, nor is there any beneficial conversion feature to be recognized for the equity investment or the loan.

In the third quarter of 2017, Sequoia Mingde redeemed its investment in New Gopher and terminated the no-interest bearing loan to Old Gopher since the business restructuring can not be completed in accordance with the time stipulated in the initial contract. The parties unanimously agreed to terminate this investment cooperation and the settlement amount is RMB 355.6 million . This transaction was accounted for as an extinguishment of mezzanine equity by issuance of a debt with no gain or loss recognized in earnings. The difference between the carrying amount of redeemable non-controlling interest and the total settlements was recorded to retained earnings and deducted from net earnings available to common shareholders in EPS calculation.

	2016	2017	2017
	RMB	RMB	US$
	(Amount in Thousands)
Beginning of the year	—	330,664	50,822
Issuance of redeemable non-controlling interest of a subsidiary	336,000	—	—
Net (loss) income attributable to redeemable non-controlling interest of a subsidiary	(5,336)	6,483	996
Termination of redeemable non-controlling interest of a subsidiary		(337,147)	(51,818)
Redeemable non-controlling interest - end of the year	330,664	—	—